RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	Dec. 31, 2017	Sep. 14, 2017	Dec. 31, 2016	Feb. 26, 2015
Due to Related Parties, Current	$ 429,650		$ 69,194
Liulin Junhao [Member]
Equity Method Investment, Ownership Percentage	100.00%
Hongxing [Member]
Due to Related Parties, Current	$ 0		$ 18,740
Beijing Jinxuan [Member]
Equity Method Investment, Ownership Percentage		99.00%
Beijing Jinxuan [Member] | Liulin Junhao [Member]
Equity Method Investment, Ownership Percentage			100.00%	100.00%